Inventories - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Inventories, net of reserves	$ 96,100		$ 96,100		$ 99,900
Provision for inventory write-down	$ 1,600	$ 1,100	2,000	$ 3,000
HMH Holding BV And Subsidiaries [Member]
Inventory [Line Items]
Inventories, net of reserves					99,900	$ 105,400
Provision for inventory write-down			$ 1,989	$ 3,034	4,064	4,964
Provision for Inventory Write Down					$ 4,100	$ 5,700